As filed with the Securities and Exchange Commission on October 3, 2019

Registration No. 333-163981
Registration No. 811-22356

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☐

Pre-Effective Amendment No.

☐

Post-Effective Amendment No. [26]

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And

REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940 ☐

Amendment No. [26]

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ARCHER INVESTMENT SERIES TRUST

c/o Archer Investment Corporation

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

(800) 238-7701

Copies to:

Archer Investment Corporation 9000 Keystone Crossing, Suite 630 Indianapolis, IN 46240 (800) 238-7701	Ropka Law, LLC 215 Fries Mill Road Turnersville, NJ 08012 (856) 374-1744

 It is proposed that this filing will become effective:

/      / immediately upon filing pursuant to paragraph (b)

/      / on (date) pursuant to paragraph (b)

/      / 60 days after filing pursuant to paragraph (a)(1)

/      / on (date) pursuant to paragraph (a)(1)

/XX/ 75 days after filing pursuant to paragraph (a)(2)

/      / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/      / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

ARCHER INVESTMENT SERIES TRUST

ARCHER FOCUS FUND – Ticker Symbol - ARFCX

PROSPECTUS

December [   ], 2019

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or  bank.  Instead, the reports will be made available on the Fund’s website www.thearcherfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communication from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge.  You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of you shareholder reports by calling or sending an email request.  Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

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EXPLANATORY NOTE

This post-effective amendment is being filed to introduce a new series.

Table of Contents

FUND SUMMARY	1
ARCHER FOCUS FUND	1
Investment Objective	1
Fees and Expenses of Investing in the Fund	1
Portfolio Turnover	2
Principal Investment Strategies of the Fund	2
Principal Risks of Investing in the Fund	2
Performance	3
Management of the Fund	3
Portfolio Managers	4
Purchase and Sale of Funds Shares	4
Tax Information.	4
Payments to Broker-Dealers and Other Financial Intermediaries.	4
ADDITIONAL INFORMATION ABOUT THE FUND’S	5
INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS,	5
Principal Investment Strategies of the Fund	5
Temporary Defensive Positions	10
Portfolio Holdings Disclosure	11
MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE	11
The Advisor	11
The Portfolio Managers	12
Payments to Broker-Dealers and Other Financial Intermediaries	13
SHAREHOLDER INFORMATION	13
Pricing of Fund Shares	13
How to Buy Shares	14
FINANCIAL HIGHLIGHTS	22
ARCHER FOCUS FUND	22
PRIVACY POLICY	23
HOW TO GET MORE INFORMATION	24

FUND SUMMARY

ARCHER FOCUS FUND

Investment Objective

The Archer Focus Fund (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of Investing in the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within ninety (90) days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses (1)	1.0%
Acquired Fund Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or expenses reimbursement (3)	(0.30)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.21%

1 The “Other Expenses” reflect estimated expenses that the Fund expects to bear in the current fiscal year.

2 Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus. The fees and expenses  reflect estimated acquired fund fees and expenses that the Fund expects to bear in the current fiscal year.

3 The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed 1.20% of the Fund’s average daily net assets.  The contractual agreement is in place through December 31, 2023 Each waiver or reimbursement by the advisor is subject to repayment by the Fund within the three (3) fiscal years following the fiscal year in which the particular expense was incurred, provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to the Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management.

Example:

This Example is intended to help you compare the cost of investing in the Archer Focus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 YEAR	3 YEARS
$123	$384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  Because the Portfolio has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Principal Investment Strategies of the Fund

The Archer Focus Fund is a “non-diversified” portfolio and invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size. The Fund may concentrate its investments in the one industry or group of industries, which means more than 25%, and as much as 100%, of the Fund’s total assets can be invested in a single industry or group of industries. The Fund will normally hold a core position of  50 common stocks, although the number of securities held by the Fund may occasionally exceed this range. In selecting investments for the Fund, the investment adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s investment adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. The Fund may invest without limitation in foreign securities and certain types of exchange traded funds. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise. As a consequence of the Fund’s investment strategy, the Fund generally has a high rate of portfolio turnover.

Principal Risks of Investing in the Fund

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. Please keep in mind that any high double-digit returns are highly unusual and cannot be sustained. The Fund’s performance or peer group ranking, especially for short time periods, should not be the sole factor in making an investment decision. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Securities and Market Risk. The financial risk that the investment adviser may select individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

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Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

Industry Risk. The Fund may concentrate its investments in a single industry or group of industries.   As a result, the Fund is subject to the risk that stocks within the same industry will decline in price due to industry-specific market or economic developments.

Small Company Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Portfolio Turnover Risk. The Fund may engage in short-term trading to try to achieve its investment objective and is likely to have an annual portfolio turnover rate of over 100%. High rates of portfolio turnover (100% or more) entail transaction costs that could impact the Fund’s performance and may increase taxable distributions.

Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

Exchange Traded Fund Risk. An investment in an exchange traded fund carries security specific risk and market risk. Also, if the sector of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the exchange traded fund may decline.

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Performance

The Fund is new as of the date of this Prospectus and therefore performance information is not yet available. Because the Fund is a new fund and does not yet have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available on the Fund’s website at www.thearcherfunds.com or by calling the Fund toll-free at 1-800-494-2755.

Management of the Fund

Archer Investment Corporation serves as the Investment Advisor of the Fund.

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Portfolio Managers

Investment Professional Fund Title (if applicable)	Experience with this Fund	Primary Title with Investment Advisor
Troy C. Patton, CPA/ABV	Since the Fund’s inception in 2019	President
Steven Demas	Since the Fund’s inception in 2019	Senior Vice President
John Rosebrough, CFA	Since the Fund’s inception in 2019	Senior Vice President

Purchase and Sale of Funds Shares

You may purchase or sell shares of the Funds on any day the Funds are open for business by contacting your financial intermediary or other financial institution, or by contacting the Funds by telephone or by mail as set forth in the table below or by wire transfer. The minimum initial investment in a Fund is $2,500 ($250 for systematic investment plan participants) and minimum subsequent investments are $100.

By Mail (or Overnight):	By Wire: 1-800-494-2755
Archer Focus Fund c/o Mutual Shareholder Services, LLC 8000 Town Center Drive, Suite 400 Broadview Heights, OH 44148

Tax Information.

The Fund intends to make distributions to its shareholders on an annual basis to the extent that it has income or gains to distribute. Distributions may be taxed to shareholders as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as 401(k) plans or an individual retirement account. Such tax-deferred arrangements are taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary from the Fund’s assets, or the investment adviser and/or the Fund’s distributor may pay the intermediary out of their own funds and not as an expense of the Fund, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Consult with your financial intermediary or visit their web-site for more information.

For important information about the purchase and sale of fund shares, tax information and financial intermediary compensation, please refer to “Shareholder Information” found on Page 13 of this Prospectus.

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ADDITIONAL INFORMATION ABOUT THE FUND’S

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS,

The Fund’s investment objective and principal investment strategies, and the main risks of investing in the Fund, are summarized at the beginning of this prospectus. More information on investment strategies, investments and risks appears in this section. These are the strategies that, in the opinion of the Fund’s Adviser, are most likely to be important in trying to achieve the Fund’s investment objective. There can, of course, be no assurance that the Fund will achieve its investment objective.

The Fund’s Board of Trustees may change the Fund’s investment objective or non-fundamental principal investment strategies without shareholder approval. The Fund will notify you in writing at least 60 days before making any such change it considers material. If there is a material change to the Fund’s investment objective or principal investment strategies, you should consider whether the Fund remains an appropriate investment for you.

Principal Investment Strategies of the Fund

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The Fund normally concentrates its investments in a core group of 50 common stocks selected for their long-term growth potential. The number of securities held by the Fund may occasionally exceed this range such as when the portfolio manager is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

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The common stocks held for investment are selected without regard to a company’s market capitalization, so the Fund’s investments may be in companies that have small, medium or large market capitalizations.

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The Fund concentrates its investments in a single industry or group of industries, which means more than 25%, and as much as 100%, of the Fund’s total assets can be invested in that particular industry or group of industries.

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The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than “diversified” portfolios.

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Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would had it remained more fully invested in common stocks. As a result, the Fund may not achieve its investment objective.

The Principal Investment Selection Process

In selecting investments for the Fund, the Adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity. In selecting investments for the Fund, the Adviser focuses on industry leaders with dominant franchises and strong growth prospects. The Adviser also looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Adviser may focus on any of a number of different attributes that may include,

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without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; barriers to entry (including patents and other intellectual property rights); product development; sustainable revenue and earnings growth; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, increasing profit margins, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; experienced, motivated, and creative management;

The core investments of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund’s portfolio also may typically include securities of young, relatively small companies that are not yet broadly known, securities with more aggressive growth characteristics, and securities of companies undergoing significant changes such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Adviser may reduce or sell the Fund’s investments in portfolio securities if, in the opinion of the Adviser, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the Adviser’s estimates of future earnings and cash flow growth, to take advantage of more attractive investment opportunities, or for other reasons.

The Adviser may also implement fundamental security analysis of individual companies which have been identified through the “bottom up” approach. As part of its fundamental research, the Adviser may rely upon specific sources of information including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Adviser may also review traditional financial data such as price-sales and earnings ratios, return on assets and equity, gross and net margins, inventory turns, book value, and debt-equity ratios. The Adviser may, from time-to-time, employ dividend and cash flow discounting models to determine the company’s intrinsic value which it then compares to the company’s current share price.

Some Defined Terms

About mutual fund: The Fund is mutual fund, which is a pooled investment vehicle that is professionally managed and gives you the opportunity to participate in financial markets. The Fund strives to reach its stated goals, although no assurances can be given that it will achieve those goals. Investments in the Fund are not bank deposits and are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund does not represent a complete investment program. Your investment in the Fund is not guaranteed, and you could lose money by investing in the Fund.

Market capitalization is the most commonly used measure of the size and value of a company. A company’s market capitalization is computed by multiplying the current share price by the total number of shares outstanding.

Equity mutual funds generally emphasize either “growth” or “value” styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects. The Fund invests primarily in growth companies.

All mutual funds must elect to be “diversified” or “non-diversified.” A “diversified” portfolio may not invest, with respect to 75% of its total assets, more than 5% of its total assets in the securities of any one issuer, measured at the time of purchase or instead on a quarterly basis. In contrast, a “non-diversified” portfolio such as the Fund, may not invest, with respect to 50% of its total assets, more than 5% of its total assets in the securities of any one issuer, measured at the time of purchase or instead at the end of each

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fiscal quarter. As a result, the Fund has the ability to invest a greater percentage of its assets in the securities of particular issuers compared to a “diversified” portfolio.

While the Fund reserves the right to take temporary defensive measures by holding all or a portion of its assets in cash or money market instruments, it is important to note that the Fund’s primary intent is to be as fully invested as possible at all times.

Fundamental vs. technical analysis: There are two major schools of stock market analysis used in determining whether a particular stock or group of stocks are undervalued or overvalued relative to their current market price. The first major school is “fundamental analysis” which relies on an analysis of the balance sheet and income statements of companies in order to forecast their future stock price movements. The other major school is “technical analysis” which is not concerned with the financial position of a company, but instead relies on price and volume movements through the use of charts and computer programs to identify and project trends in a market or security. The Adviser primarily relies on fundamental analysis in selecting portfolio securities for the Fund.

Other Investment Strategies

General. The Fund invests primarily in common stocks and similar securities, including exchange traded funds, preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

Special Situations. The Fund may invest in special situations. A special situation arises when the Adviser believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include significant changes in a company’s allocation of its existing capital, a restructuring of assets, a redirection of free cash flows, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund’s performance could suffer if the anticipated development in a “special situation” investment does not occur or does not attract the expected attention.

Portfolio Turnover. In general, the Fund intends to purchase securities for long-term investment. The Fund will, however, sell any particular security and reinvest proceeds when it is deemed prudent by the Fund’s Adviser, regardless of the length of the holding period. Short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. The Fund may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Fund, the nature of the Fund’s investments, and the investment style of the Adviser. Changes are normally made in the Fund’s portfolio whenever the Adviser believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

Exchange Traded Funds. While the Fund expects to invest primarily in equity securities, the Fund may also invest in exchange traded funds (“ETFs”). Most ETFs are index funds that hold securities and attempt to replicate the performance of a stock market index. ETFs can also be constructed to track a basket of stocks, which allow investors to benefit from the ownership of securities in a particular sector, industry or group. Other types of ETFs include inverse and leveraged ETFs. Inverse ETFs seek investment results that are the opposite of the daily performance of an underlying index or basket of stocks. Leveraged ETFs seek investment results that are the underlying index or basket of stock’s performance times the stated multiple in the ETF’s objective. One of the primary benefits of ETFs are that they can be bought and sold at current market prices at any time during the trading day. The Fund may invest in ETFs for a variety of reasons such

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as, without limitation, to gain diversified exposure to investments in particular sectors, industries, or countries and lessen the Fund’s exposure to any single stock, for exposure to other asset classes, for frequent trading to take advantage of anticipated changes in market conditions or to invest in the direction of short-term market movements, for tactical asset allocation strategies or to rebalance portfolio allocations, to help manage risk or seeking to enhance returns of the portfolio through the use of inverse and leveraged ETFs, to manage cash, or for liquidity purposes. Although some ETFs may produce dividends, interest, or other income, current income is not a consideration when selecting an ETF as an investment.

Foreign Securities. The Fund may invest without limitation in foreign securities. These investments may be publicly traded in the United States as American Depositary Receipts or on a foreign exchange and may be bought and sold in a foreign currency. The Adviser generally selects foreign securities on a stock-by-stock basis based on growth potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

The Principal Risks of Investing in The Fund

General Risks. Domestic and foreign economic growth and market conditions, interest rate levels, credit conditions, volatility, and political events are among the many macro-economic factors affecting the securities and markets in which the Fund invests. There is a risk that the Adviser will not accurately predict the direction of these and other factors and, as a result, the Adviser’s investment decisions may not accomplish what they were intended to achieve. At times, the Fund also may not perform as well as benchmark indices or peer funds. The Fund does not represent complete investment program. Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before you invest in the Fund.

Equity Securities Risk. The Fund invests primarily in common stocks. As a result, the Fund and its shareholders bear the risks associated with common stock investing. These risks include, without limitation, the risk that the Adviser may select investment sectors, industries, or individual companies that do not perform as anticipated, the risk that the stocks and markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies and stock markets may go through periods of decline and cyclical change.

Many factors may affect the performance of an individual company’s stock, such as the strength of its management, the demand for its products or services, the sector or industry it operates in, or other company-specific or broader market factors. The Fund invests primarily in the securities of companies that are selected for their long-term growth potential. The value of such companies is in part a function of their expected earnings growth. Underperformance by a company may prevent the company from experiencing such growth, which may prevent the Fund from realizing the potential value anticipated by the Adviser when it selected the company’s securities for the Fund’s portfolio.

Overall stock market risks may affect the value of the Fund. Over time, market forces can be highly dynamic and can cause stock markets to move in cycles, including periods when stock prices rise generally and periods when stock prices decline generally. The value of the Fund’s investments may increase or decrease more than stock markets in general.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the Adviser’s perception of a company’s growth potential is not realized, the securities

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purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities. If growth stocks are out of favor, sectors that are larger in a growth index (such as the NASDAQ 100 Index) may underperform, leading to Fund underperformance relative to indices less biased toward growth stocks.

Non-Diversification Risk. As previously mentioned, the Fund is a “non-diversified” portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political, or other developments that may impact a security.

Industry Risk. Industry risk is the possibility that stocks within the same industry will decline in price due to industry-specific market or economic developments. To the extent that the Fund concentrates its investments in any one industry or group of industries, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. Because of the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products or services offered by these companies will not meet expectations or even reach the marketplace. These risks may be increased to the extent that the Fund’s portfolio is overweighted in a certain business segment of the electronic technology industry (such as Semiconductors, for example).

Small Company Risk. The Fund’s investments in securities issued by small and mid-sized companies, which tend to be smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, while small and mid-sized companies may realize more substantial growth than larger or more established issuers, they may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small and mid-sized companies tend to be more volatile and somewhat speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger companies, which could have a significant adverse effect on the Fund’s returns, especially as market conditions change.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover also may have a negative effect on the Fund’s performance. The “Financial Highlights” section of this Prospectus shows the Fund’s historical turnover rates.

Foreign Securities Risk. Investments in foreign securities may be riskier than U.S. investments because of factors such as, without limitation, unstable international, political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, foreign governmental control of some issuers, potential confiscatory taxation or nationalization of companies by foreign governments, withholding taxes, a lack of adequate company information, less liquid and more volatile exchanges and/or markets, ineffective or detrimental government regulation, varying accounting standards, political or economic factors that may severely limit business activities, and legal systems or market practices that may permit inequitable treatment of minority and/or non-domestic investors. Investments in foreign securities may involve these and other significant risks such as immature economic structures and less developed and more thinly-traded securities markets. The performance of the Fund may be materially affected positively or negatively by

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foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Exchange Traded Fund Risk. The Fund may invest a substantial portion of its assets in ETFs. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the ETFs in which it invests. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. The Fund will also incur brokerage costs when it purchases ETFs. Investments in certain ETFs also may be subject to substantial regulation, including potential restrictions on liquidity and potential adverse tax consequences if the ETFs does not meet certain requirements.

Correlation risk is the risk that the performance of an ETF may not completely replicate the performance of the underlying index or basket of stocks. A number of factors may affect an ETF’s ability to achieve a high degree of correlation with its benchmark, including fees, expenses, transaction costs, disruptions or illiquidity in the markets for the securities or financial instruments in which the ETF invests, among other things. There can be no guarantee that an ETF will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. An investment by the Fund in ETFs may involve these and other significant risks, such as the risks associated with inverse and leveraged ETFs. The compounding effect of a security’s returns has a significant impact on all types of investments. As a result of compounding, inverse and leveraged ETFs have a single day investment objective. An inverse ETF’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the index performance as stated in the ETF’s objective. Similarly, a leveraged ETF’s performance for periods greater than one day is likely to be either greater than or less than the index performance times the stated multiple in the ETF’s objective. This effect becomes more pronounced for these types of ETFs as market volatility increases. Investments by the Fund in inverse and leveraged ETFs may magnify changes in the Fund’s share price and thus result in increased volatility of returns. These types of investments may prevent the Fund from achieving its investment objective.

Key Personnel Risk. If one or more key individuals become unavailable to the Adviser and, in particular, the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable. If there were changes in key personnel, there might be changes in the manner in which the investment objectives and policies of the Fund as set forth in this prospectus are implemented.

Other Risks. The Fund’s performance may be materially affected, positively or negatively, by its participation in other types of investments, including initial public offerings and other syndicated offerings of common stock or other equity or debt securities. These types of investments may have a magnified impact on the Fund’s performance, especially if the Fund’s assets are small. The impact on the Fund’s performance from these types of investments would generally be expected to diminish as the Fund’s assets grow. Whether the Fund participates in these types of investments is dependent on a variety of factors, and there can be no assurance that the Fund will participate in them.

Temporary Defensive Positions

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. Government securities or money market instruments. The Fund may also invest in such instruments at any time to

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maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings Disclosure

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.  Currently, the Fund’s portfolio holdings are generally disclosed as required by law or regulation on a quarterly basis through reports to shareholders or filings with the SEC within 60 days after the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports when required to be filed are available by contacting Archer Focus Fund, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 or calling (800) 238-7701.

MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE

The Advisor

Archer Investment Corporation, 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240, serves as the advisor to the Archer Balanced Fund, the Archer Income Fund, the Archer Stock Fund, the Archer Dividend Growth Fund, the Archer Focus Fund and the Archer Multi Cap Fund pursuant to the terms of a Management Services Agreement with the Funds. The Advisor has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. The advisor sets each Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies. The Advisor was established in August 2005 in order to manage the Archer Balanced Fund a separately stated series of the Archer Investment Series Trust. Troy C. Patton, one of the Funds’ portfolio managers, is the controlling shareholder of the Advisor.

The Archer Focus Fund is authorized to pay the Advisor a management fee equal to 0.50% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive and/or reimburse its management fee and/or certain of the Fund’s operating expenses, in order to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement (excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds) to 1.20% of the Archer Focus Fund’s average daily net assets.  A contractual letter agreement reflecting each of these limits is in place through December 31, 2023 for the Archer Focus Fund. The waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three (3) fiscal years following the fiscal year in which the particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.20% with respect to the Archer Focus Fund expense limitation.

The Funds’ Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services for the Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.   A discussion regarding the basis of the Board of Trustees’ approval of the management agreement with Archer will be available in the Fund’s annual Report for the fiscal period ending August 31, 2020.

If you invest in the Fund through an investment advisor, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set

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different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the advisor may pay a fee to financial intermediaries for such services.

To the extent that the advisor pays a fee to a financial intermediary for distribution or shareholder servicing, the advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the advisor pays for the Fund to be included in a “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Portfolio Managers

Messrs. Troy Patton, Steven Demas and John Rosebrough have day-to-day responsibility for managing the Fund’s portfolio.  The investment decisions for the Funds typically are made jointly by Mr. Patton, Mr. Demas and Mr. Rosebrough, although Mr. Patton has ultimate decision-making authority.

Troy C. Patton.  As its founder and owner, Mr. Patton has been the Managing Director and Chief Investment Officer of the Archer Investment Corporation, the Advisor of each of the Archer Investment Series Trust portfolios for the past eleven (11) years.  In that capacity, Mr. Patton directs the Fund’s day to day operations.  Mr. Patton also serves as the founder and owner of Patton & Associates, LLC.  Patton & Associates affiliates with CPA firms across the country and offers business valuation services to their clients.  Mr. Patton as an ABV, Accredited in Business Valuation, values companies generally under $200 million in value.  Prior to founding the advisor, Mr. Patton was the founder and president of Frontier Financial Holdings, Inc., an integrated financial services company offering investment services.  Frontier managed investment portfolios, lending services, business consulting services, and traditional CPA services through an affiliated entity.

Steven Demas.  Mr. Demas joined the advisor in April 2009 as a portfolio manager.  Mr. Demas was previously employed at Morgan Stanley, serving as a Vice President from 2000-2009 and a Sales Manager from 2007-2009 leading over 50 financial advisors.  From 1994-2000, Mr. Demas was employed by Raffensberger & Hughes/National City Investments as a financial advisor.  Since 2009, Mr. Demas has participated as a portfolio manager of each of the separately stated series of the Archer Investment Series Trust.   He has had substantial experience managing non-discretionary brokerage accounts since 2000, representing over $100 million in assets.  Mr. Demas graduated from Indiana University in 1989 with a business degree in marketing.

John W. Rosebrough, CFA   Mr. Rosebrough joined the advisor in July 2010.  Prior to joining the advisor, Mr. Rosebrough managed investment portfolios for high net worth individuals at Biechele Royce Advisors.  From 2005-2009 Mr. Rosebrough served as a Portfolio Manager and Investment Analyst for

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Wallington Asset Management where he was a member of the Investment Committee responsible for the selection of equity and fixed income investments, was the co-manager of firm's fixed income model and served as the firm's Chief Compliance Officer.  Mr. Rosebrough was a Senior Fixed Income Specialist with Schwab Capital Markets Fixed Income & Specialized Products Group from 1999-2005 and was a financial advisor with National City Investments from 1995-1999. Mr. Rosebrough graduated from Indiana University in 1995 with a degree in economics and obtained the Chartered Financial Analyst (CFA) designation in 2001.

The Statement of Additional Information provides additional information about the Investment Professionals’ compensation, other accounts managed by the Investment Professionals and the Investment Professionals’ investments in the Funds.

Payments to Broker-Dealers and Other Financial Intermediaries

If you invest in the Fund indirectly through an intermediary such as a financial services agent (rather than directly with the Fund through the Transfer Agent), the policies and fees associated with making an investment may be different than those described here. Financial advisers, mutual fund supermarkets and other financial services agents may charge their own transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial services agent if you have any questions. Your financial services agent is responsible for transmitting your orders to the Transfer Agent in a timely manner, which ordinarily means by 4:00 p.m. Eastern Time (or the close of the NYSE, whichever is earlier). You may need to place your order with your financial services agent early in the day so the financial services agent can transmit the order in time to be received by the Transfer Agent by 4:00 p.m. Eastern Time (or the close of the NYSE, whichever is earlier).

Certain financial services agents may enter into agreements with the Fund or its agents which permit them to confirm orders timely received on behalf of customers by phone, with payment to follow later, in accordance with the Transfer Agent’s procedures. If payment is not received within the time specified, the transaction may be rescinded and the financial services agent may be held liable for any resulting losses.

The Adviser, at its own expense and out of its legitimate profits, may pay financial services agents to help cover the costs of shareholder servicing, recordkeeping, and other administrative services provided to shareholders by financial services agents on behalf of the Fund.

SHAREHOLDER INFORMATION

Pricing of Fund Shares

The price at which you purchase shares is based on the next calculation of net asset value (“NAV”) after an order is received, subject to the order being accepted by the Fund through its transfer agent, Mutual Shareholder Services LLC, authorized persons or designees, in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on the day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding directly or through its transfer agent Mutual Shareholder Services, LLC.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, or if an event occurs after the close of the trading market which has closed before 4:00 p.m. Eastern time but before the calculation of the Fund’s NAV that materially affects the value, the security will

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be valued by the Fund’s advisor at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor according to procedures approved by the Board of Trustees. Fair valuation also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than investments in other types of securities. Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders or that the Fund will realize fair valuation upon the sale of a security. Notwithstanding the good faith determination of a particular value of a security or securities through the implementation of the Fund’s fair value policies and procedures prescribed by the Board of Trustees, the ultimate price may differ resulting in an undervaluation or overvaluation of the Fund’s NAV.  The NAV for a Fund investing in other investment companies is calculated based upon the NAV of the underlying investment companies in its portfolio, and the prospectuses of those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Buy Shares

Shares of the Fund are available exclusively to U.S. citizens.  To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies the person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity.  If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified.  However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is closed.  If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in the Fund’s shares is $2,500 ($250 for systematic investment plan participants) and minimum subsequent investments are $100.  The advisor may, in its sole discretion, waive these minimums for individual retirement accounts (IRAs) and in certain other circumstances. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus.  If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than for short-term redemptions). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

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•

a completed and signed investment application form; and

•

a check (subject to the minimum amounts) made payable to the Fund.

Mail the completed application and check to:

U.S. Mail:	Overnight:
Archer Focus Fund c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147	Archer Focus Fund c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Mutual Shareholder Services at (800) 238-7701 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Mutual Shareholders Services, LLC, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments:

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. The additional mail purchase request must contain:

-

   your name

-   the name on your account(s)

-   your account number(s)

-   check made payable to the Fund

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Mutual Shareholder Services at (800) 238-7701 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

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Tax Sheltered Retirement Plans

The Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call Mutual Shareholder Services about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank) credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which mean that you may not redeem your shares until the holding period has expired).  Cashier’s checks and bank official checks in amounts less than $10,000 will also be accepted for IRA transfers from other financial institutions.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received a purchase or sale order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.

How to Redeem Shares

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares.  The Fund typically expects that it will take up to seven (7) days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Fund typically expects to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemptions payment methods will be used in regular and stressed market conditions.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

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U.S. Mail:	Overnight:
Archer Focus Fund c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147	Archer Focus Fund c/o Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

Your request for redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp.  For joint accounts, both signatures must be guaranteed.  You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. Please call Mutual Shareholder Services at (800) 238-7701 if you have questions. At the discretion of the Fund or its transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in the Fund (up to $25,000) by calling Mutual Shareholder Services at (800) 238-7701  You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. Telephone redemption requests are subject to the signature guarantee requirements set forth in the previous paragraph.  The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information - If you are not certain of the requirements for redemption please call Mutual Shareholder Services at (800) 238-7701. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

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Redemption proceeds sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV.  Redemption proceeds that are reinvested are subject to market risk like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $2,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, pursuant to the Agreement and Declaration of Trust, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval.  An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

Funds Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Board of Trustees has adopted a redemption policy to discourage short term traders and/or market timers from investing in the Fund. As to each Archer Fund a one percent 1.00% short-term redemption fee will be assessed by the Fund against investment proceeds withdrawn within ninety (90) calendar days of investment. Fund shares received from reinvested distributions or capital gains are not subject to the redemption fee. After excluding any shares that are associated with reinvested distributions from the redemption fee calculation, the Fund uses a “first-in, first-out” method to determine the 90-day holding period. Thus, if you bought shares on different days, the shares purchased first will be redeemed first for purposes of determining whether the redemption fee applies. The proceeds collected from redemption fees will be used for the benefit of existing shareholders.

If you invest in the Fund through a bank, broker-dealer, 401(k) plan, financial advisor or financial supermarket (“Financial Intermediary”), the Financial Intermediary may, in lieu of charging the redemption fee set forth in this Prospectus, enforce its own market timing policy. “Omnibus accounts” that include multiple customers of the Financial Intermediary also will be exempt from the redemption fee if the Financial Intermediary does not track and/or process redemption fees. Additionally, the transfer of shares from one retirement account to another, accounts participating in a wrap fee program and redemptions caused by decisions of employer-sponsored retirement plans may be exempt from the redemption fee. Redemption fees may be waived for mandatory retirement withdrawals, systematic withdrawals, redemptions made to pay for various administrative fees and, at the sole discretion of the Fund’s advisor, due to changes in an investor’s circumstances, such as death. No exceptions will be granted to persons believed to be “market-timers.”

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders.  Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the

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identity of individual purchasers and redeemers whose orders are aggregated is not known by the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Fund will be able to apply the fee to such accounts in an effective manner. Under a federal rule, the Fund is required to have an agreement with many of its intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the intermediary’s customers and their transactions.  However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place.  Certain intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading.  In addition to the redemption fee, the Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders, or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

The Distributor

Arbor Court Capital, LLC (the “Distributor”), located at 2000 Auburn Drive, Suite 120, Beachwood, Ohio 44122 serves as the principal underwriter of the Funds’ shares. The Distributor is a broker-dealer and acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Distribution (12b-1) Plan

The Fund does not have a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940 at this time.

The Advisor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund, if any.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

About Dividends And Distributions

What is a distribution? As a shareholder, you are entitled to your share of the Fund’s income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the Fund earns from its holdings and interest it receives from its money market and bond investments. Capital gains are realized when the Fund sells securities for higher prices than it paid for them. The capital gains are either short-term or long-term depending on whether the Fund held the securities for less than or more than one year.

When the Fund makes a distribution to its shareholders, the share price of the Fund drops by the amount of the distribution, net of any market fluctuations.

”Buying a dividend.” If you purchase shares of the Fund just before it makes a distribution, you will pay the full price for the shares and then receive a portion back in the form of a taxable distribution. This is

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referred to as “buying a dividend.” In order to avoid paying unnecessary taxes as a result of a distribution, check the Fund’s distribution schedule before you invest.

Taxes

The following information is meant as a general summary for U.S. taxpayers. Please see the SAI for additional tax information. Because everyone’s tax situation is unique, always consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

As described under “Dividends and Distributions” above, the Fund will seek to distribute all or substantially all of its income and gains to its shareholders each year. The Fund generally will not have to pay income tax on amounts it distributes to shareholders. Fund dividends and distributions (whether paid in cash or reinvested in additional Fund shares) are taxable to most investors (unless your investment is in an IRA or other tax-advantaged account). A portion of the shareholder dividends derived from corporate dividends may be eligible for the corporate dividends-received deduction.

For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” and long-term capital gains is in the range of 15% to 20%, depending on whether the individual’s income exceeds certain threshold amounts, plus the Medicare tax discussed below, as applicable. These rates do not apply to corporate taxpayers. Note that distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period of their Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Distributions by the Fund of net capital gains (the excess of net long-term capital gains over net short-term capital losses) to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

A dividend or capital gains distribution declared by the Fund in October, November or December, but paid during January of the following year will be considered to be paid on December 31 of the year it was declared.

Because the Fund may invest in foreign securities, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by countries other than the U.S. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Fund at the close of a taxable year consists of stock or securities in non-U.S. companies, and if the Fund elects to “pass through” foreign taxes, shareholders of the Fund may be able to claim U.S. foreign tax credits with respect to foreign taxes paid by the

Fund, subject to certain provisions and holding period and other limitations contained in the Internal Revenue Code of 1986, as amended. For any year for which the Fund makes such an election, each shareholder will be required to include in its gross income an amount equal to its allocable share of such taxes paid by the Fund.

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Shareholders that sell, exchange or redeem shares generally will have a capital gain or loss from the sale, redemption or exchange. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, exchange or redemption, how long the shares were held and whether the shareholder’s income exceeds certain threshold amounts.

If the value of shares is reduced below a shareholder’s cost as a result of a distribution by the Fund, the distribution will be taxable even though it, in effect, represents a return of invested capital. Investors considering buying shares just prior to a dividend or capital gain distribution payment date should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, those who purchase just prior to the record date for a distribution may receive a distribution which will be taxable to them. This is known as “buying a dividend.” Shareholders will be advised annually as to the federal tax status of dividends and capital gain distributions made by the Fund for the preceding year. Distributions by the Fund generally will be subject to state and local taxes. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long- term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected as an adjustment to the tax basis of the shares acquired.

As with all mutual funds, the Fund may be required to withhold U.S. Federal income tax at the current rate of 28% of all taxable distributions to you if you fail to provide the Fund with your correct Taxpayer Identification Number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.

If you are not a citizen of the United States and do not reside there, the Fund will generally withhold 30% (or lower applicable treaty rate) on taxable distributions made to you.

As of January 1, 2012, federal law requires that mutual fund companies must maintain and report a shareholder’s cost basis by tax lot, gain/loss information, and holding period of “covered” security sales to the Internal Revenue Service (“IRS”) on Form 1099. Covered securities, that are mutual fund shares, are shares acquired on or after January 1, 2012. A fund is not responsible for maintaining and reporting share information if such shares are not deemed “covered”.

The new tax regulations require that the Fund elect a default tax identification methodology in order to perform the required reporting. As a result, the Fund has chosen the “Average Cost Basis” method as the default tax lot identification method for its shareholders. This is the method the Fund will use to determine which specific shares are deemed to be sold when a shareholder’s entire position is not sold in a single transaction and is the method in which “covered” share sales will be reported on a shareholder’s Form 1099.

However, at the time of purchase or upon the sale of “covered” shares, shareholders may choose a different tax lot identification method. Shareholders should consult a tax advisor with regard to their personal circumstances as the Fund and its service providers do not provide tax advice. The Foreign Account Tax Compliance Act (“FATCA”). A 30% withholding tax on the Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale or other disposition of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” it undertakes certain due diligence, reporting, withholding and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. Withholding under FATCA is required: (i) with respect to certain distributions from

21

the Fund beginning on July 1, 2014; and (ii) with respect to certain capital gains distributions and gross proceeds from a sale or disposition of Fund shares that occur on or after January 1, 2017. If withholding is required under FATCA on a payment related to your shares, investors that otherwise would not be subject to withholding (or that otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit from the IRS to obtain the benefits of such exemption or reduction. The Fund will not pay any additional amounts in respect to amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

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FINANCIAL HIGHLIGHTS

ARCHER FOCUS FUND

Because the Fund has not yet begun operations; accordingly, there are no financial highlights available for the Fund at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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HOW TO GET MORE INFORMATION

Additional information about the Fund’s investments is available in the:

•

Statement of Additional Information (“SAI”) which contains more detail about some of the matters discussed in the prospectus. The SAI is incorporated by reference (and therefore legally a part of this prospectus) into the prospectus.

•

Annual and Semi-Annual Reports to shareholders which describe the Fund’s performance and list its portfolio securities. They also include a letter from Fund management describing the Fund’s investment strategies that significantly affected the Fund’s performance during the last fiscal year as well as a discussion of the market conditions and trends and their implications on the Fund.

You may obtain free copies of the Fund’s SAI or Fund’s Annual and/or Semi-Annual reports, or other information about the Fund or your account or other shareholder inquiries, by calling 1-800-238-7701. Also, copies of the foregoing may be obtained at the Fund’s Internet website found at www.thearcherfunds.com. When a Fund (or a financial intermediary through which shares of the Fund may be purchased or sold) receives a request for its SAI, its Annual Report, or its Semi-Annual report, the Fund (or financial intermediary) must send the requested document within three (3) business days of receipt of the request, by first class mail or other means designed to ensure equally prompt delivery.

You may also view and obtain copies of the SAI, and/or other Fund reports and other information directly from the SEC by:

•

visiting the SEC’s Public Reference Room in Washington, D.C. (Call 1-202-551-8090 for information about the Public Reference Room.)

•

sending a written request, plus a duplicating fee, to the SEC’s Public Reference Section, Washington, D.C. 20549-1520, or by E-mail request to: publicinfo@sec.gov

•

visiting the EDGAR Database on the SEC’s Internet website - http://www.sec.gov

The Fund’s 1940 Act File Number with the SEC is: 811-22356.

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ARCHER INVESTMENT SERIES TRUST

ARCHER FOCUS FUND – Ticker Symbol – ARFCX

STATEMENT OF ADDITIONAL INFORMATION

Dated: December [  ], 2019

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Archer Focus Fund dated December [  ], 2019. A free copy of the Prospectus or Annual/Semi-Annual Report, when available, can be obtained by writing the transfer agent at Mutual Shareholder Services LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44148, or by calling Mutual Shareholder Services, LLC at 1-800-494-2755.

The information in this SAI is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND FUNDS	1
ADDITIONAL INFORMATION ABOUT FUNDS INVESTMENT PRACTICES	2
INVESTMENT LIMITATIONS	18
INVESTMENT ADVISOR	19
ABOUT THE PORTFOLIO MANAGER	20
MANAGEMENT AGREEMENT APPROVAL	23
TRUSTEES AND OFFICERS	26
BOARD LEADERSHIP STRUCTURE	26
TRUSTEE QUALIFICATIONS	30
TRUSTEE OWNERSHIP OF FUND SHARES	30
BOARD COMMITTEES	30
COMPENSATION OF THE BOARD OF TRUSTEES	32
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	32
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	32
PORTFOLIO TURNOVER	33
PORTFOLIO TRANSACTIONS AND BROKERAGE	33
POTENTIAL CONFLICTS OF INTEREST	34
CODE OF ETHICS	35
DISCLOSURE OF PORTFOLIO HOLDINGS	35
PROXY VOTING POLICY	36
DETERMINATION OF NET ASSET VALUE	37
REDEMPTION IN-KIND	38
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS	38
CUSTODIAN	56
FUND SERVICES	56
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	57
COMPLIANCE SERVICES	57
LEGAL COUNSEL	57
DISTRIBUTOR	57
DISTRIBUTION (12B-1) PLAN	57
FINANCIAL STATEMENTS	59

DESCRIPTION OF THE TRUST AND FUNDS

The Archer Investment Series Trust, an Ohio business trust (the "Trust"), is an open-end investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Trust currently consists of four (4) funds: The Archer Balanced Fund (the "Balanced Fund"), The Archer Income Fund (the "Income Fund"), The Archer Stock Fund (the "Stock Fund"), The Archer Dividend Growth Fund (the “Dividend Growth Fund”) and The Archer Focus Fund (“Focus Fund”). The investment objective of the Balanced Fund is total return. Total return is comprised of both income and capital appreciation. The Balanced Fund commenced operations on June 11, 2010.  Prior to June 11, 2010, the Balanced Fund operated as a series of the Unified Series Trust, an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002. The Balanced Fund originally commenced investment operations on September 27, 2005.

The Archer Income Fund and the Archer Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is primarily income generation while secondarily striving for capital appreciation. The investment objective of the Stock Fund is capital appreciation.

The Archer Dividend Growth Fund is a diversified open-end, management investment which commenced operations on September 1, 2016. The investment objective of the Dividend Growth Fund is to provide income and, as a secondary focus, long-term capital appreciation.

The Archer Focus Fund is an open-end, non-diversified series which commenced operations on ____. The investment objective of the Focus Fund is to seek long-term growth of capital.

The investment advisor to the Funds is Archer Investment Corporation, Inc. (the "Advisor").

The share of each Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. The share has the same voting and other rights and preferences as any other share of any series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Funds’ transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, the shareholder is entitled to one vote for the whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indexes and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUNDS INVESTMENT PRACTICES

The Trust’s prospectus describes the investment objective and policies of the Funds.  The following information is provided for those investors wishing to have more comprehensive information than that contained in the prospectus.

A.     Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

B.     Common Stock. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock. It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

C.     Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Services, Inc. (“Moody’s”) although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least BBB by S&P or Baa by Moody’s or, if unrated, of comparable quality in the opinion of the Advisor. Moody’s rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

D.     Depositary Receipts. The Fund may invest in American Depositary Receipts (“ADRs”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use in securities markets outside the U.S.

Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

To the extent that the Fund acquires ADRs through banks that do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADR, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

E.     Investment Company Securities. Each Fund may invest in shares of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds in pursuit of its investment objective, in accordance with the limitations established under the 1940 Act. This may also include investments in money market mutual funds in connection with a Fund’s management of daily cash positions. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund. There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Exchange-Traded Funds. ETFs are open-end investment companies whose shares are listed on a national securities exchange. An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock. Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company. In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above. To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries. The shares of the ETFs in which a Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value (“NAV”) per share.

As a purchaser of ETF shares on the secondary market, a Fund will be subject to the market risk associated with owning any security whose value is based on market price. ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so. Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF. The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

F.     Real Estate Investment Trusts and Foreign Real Estate Companies.  Each Fund may invest in equity Real Estate Investment Trusts (“REITs”) pursuit of its investment objective, in accordance with the limitations established under the 1940 Act. Equity REITs pool investors’ funds for investment primarily in commercial real estate properties. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Equity REITs generally derive their income from rents on the underlying properties and their value is impacted by changes in the value of the underlying property owned by the trusts. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. REITs are dependent upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value) and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In addition, the Funds indirectly will bear their proportionate share of any expenses paid by REITs in which they invest.

Each Fund may invest in foreign real estate companies pursuit of its investment objective, in accordance with the limitations established under the 1940 Act. Investing in foreign real estate companies makes the Funds susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. REITs and mutual funds, have expenses, including management and administration fees, which are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when the Funds invest in foreign real estate companies.

G.     Fixed Income Securities. The Fund may invest in investment grade fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. Government securities, mortgage-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates. The Advisor considers fixed income securities investment grade quality if they are rated at the time of purchase BBB/Baa or higher by S&P or Moody’s, or if unrated, determined by the Advisor to be of comparable quality. Investment grade municipal securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

1.

Corporate Debt Securities. The Fund may invest in corporate debt securities. These are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk.

2.

High Yield Debt Securities (“Junk Bonds”). The Fund may invest up to 5% of its assets (at the time of purchase) in securities that are rated below investment grade. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund (in conjunction with the Advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities’ liquidity so the Fund can meet redemption requests.

3.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying common shares or the common shares of another company, or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer’s capital structure and they are usually of higher quality and normally entail less risk than the issuer’s common stock, although the extent to which risk is reduced depends in large measure on the degree to which convertible securities sell above their value as fixed income securities.

4.

     U.S. Government Securities. U.S. Government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. Government agencies or instrumentalities, such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. Government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal Home Loan Banks are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. Government.

5.

     Mortgage-Backed Securities and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations (“CMOs”).  Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mae,” or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, “private lenders”).

Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.  Until recently,

FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders.  In September 2008, at the direction of the U.S. Department of the Treasury, FNMA and FHLMC were placed into conservatorship under the FHFA.  The U.S. Government also took steps to provide additional financial support to FNMA and FHLMC.  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

Asset-backed debt obligations represent direct or indirect participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card or other revolving credit arrangements.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk and bankruptcy of the originator or any other affiliated entities and the amount and quality of any credit enhancement of the securities.  Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, over-collateralization and guarantees by third parties.

The rate of principal payment on mortgage- and asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any mortgage- or asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  The yield characteristics of mortgage- and asset-backed debt obligations differ from those of traditional debt obligations.  Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time.  As a result, if these debt obligations or securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity.  Conversely, if these debt obligations or securities are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Mortgage-backed securities available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.  Accelerated prepayments on debt obligations or securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

While asset-backed securities may be issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms.  Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO.  Multiple class mortgage- and asset-backed securities are issued for two main reasons.  First, multiple classes may be used as a method of providing selective credit support.  This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes.  Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include separate trading of registered interest and principal of securities (“STRIPS”) (mortgage- and asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities.  IO and PO mortgage-backed securities may be illiquid.  The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Mortgage- and asset-backed securities, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.  The Fund may invest in such mortgage- and asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

If the Fund purchases mortgage- or asset-backed securities that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may substantially limit the pool’s ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so called “subprime” mortgages.  An unexpectedly high or low rate of prepayments on a pool’s underlying mortgages may have a similar effect on subordinated securities.  A mortgage pool may issue securities subject to various levels of subordination, and the risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

6.

Zero Coupon and Pay-in-Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

Zero coupon bonds may be issued by municipalities, including states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam). The income from municipal securities typically is exempt from regular federal income tax and alternative minimum tax. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may also cause the prices of municipal securities to fall.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. Government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

H.     Financial Service Industry Obligations. Financial service industry obligations include among others, the following:

1.     Certificates of Deposit. Certificates of deposit (CDs) are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from 14 days to 1 year) at a stated or variable interest rate. However, the Fund may also invest in CDs that require a third party, such as a dealer or bank, to repurchase the CD for its face value upon demand. The Fund treats such CDs as short-term securities, even though their stated maturity may extend beyond one year.

2.     Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

3.     Bankers’ Acceptances. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

I.     Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S. Government (“U.S. Government Obligations”). A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than 7 days from the date of purchase). The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy.

The Trust’s custodian will take possession of the Fund’s securities subject to repurchase agreements. The Advisor or custodian will monitor the value of the underlying security the day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are also subject to credit risks.

J.      Foreign Securities. The Fund may invest in foreign securities directly, or indirectly through depository receipts.  Investment in securities of foreign issuers (whether directly or through depository receipts) involves somewhat different investment risks from those affecting securities of domestic issuers.  In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries.  There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable.  Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.  Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S.  The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor.  There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.  Certain foreign securities may be denominated in U.S. dollars and trade on domestic stock exchanges.  Where securities of foreign companies are denominated in foreign currencies, exchange rate fluctuations may reduce or eliminate gains or create losses.

K.    Emerging Markets Securities. The Fund, or underlying funds in which it invests, may invest in emerging markets.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

L.      Options, Futures and Other Derivatives Risks.  General.  The Fund may use certain options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Derivative Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, the Fund’s ability to use Derivative Instruments will be limited by tax considerations.  Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.  In addition to the instruments, strategies and risks described below and in the Prospectus, the Fund’s Advisor may discover additional opportunities in connection with Derivative Instruments and other similar or related techniques.  These new opportunities may become available as the Advisor develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments or other techniques are developed.  The Advisor may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities.  The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Derivative Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Derivative Instruments are described in the sections that follow.

(1)           Successful use of most Derivative Instruments depends upon the Advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Advisor may still not result in a successful transaction.  The Advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)         As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  The Fund’s ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4)          Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover.  Transactions using Derivative Instruments, other than purchased options, expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, Huntington National Bank (the “Custodian”), or another approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange (“CBOE”), the American Stock and Options Exchange (“AMEX”) and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option. This is known as a closing purchase transaction.  Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option. This is known as a closing sale transaction.  Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists.  There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund was unable to affect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

The governing Boards of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Advisor are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for the point of such difference.  When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above.  When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If the Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant.  When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  The Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions.  The Fund may purchase and write options in combination with the other.  For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

M.     Rights and Warrants.  Each Fund may invest in rights and warrants pursuant to its investment strategies. Warrants are in effect longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. Rights are similar to warrants except that they have a substantially shorter term. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised.

Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company and may lack a secondary market.

N.     When Issued Securities and Forward Commitments. The Focus Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Fund's Custodian, cash or U.S. Government securities in an amount sufficient to meet the purchase price. The Fund will not invest more than 25% of its total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in the Fund's share price and yield. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

INVESTMENT LIMITATIONS

A.     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.     Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.     Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3.     Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.     Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.    Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.     Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B.     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations – Fundamental” above).

1.      Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.     Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3.    Illiquid Securities. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

4.     Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

INVESTMENT ADVISOR

The Advisor of each of the Archer Funds is the Archer Investment Corporation. Archer Investment Corporation has also been the investment Advisor of the Archer Balanced Fund and its Predecessor Fund since the inception of that fund on September 27, 2005.  The Funds’ primary portfolio manager, Troy Patton, is the principal shareholder of the Advisor who has served as the primary portfolio manager of the Archer Balanced Fund and its Predecessor Fund since its inception in 2005.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Archer Focus Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50%of the average daily net assets of the Archer Focus Fund.  The Advisor contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed, 1.20% of its average daily net assets of the Archer Focus und.  The contractual agreement is in effect through December 31, 2023.  The waiver or reimbursement by the advisor is subject to repayment by the Fund within the three (3) fiscal years following the fiscal year in which the particular waiver or expense was incurred; provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Manager

Messrs. Troy C. Patton, Steven Demas and John Rosebrough have day-to-day responsibility for managing the Funds’ portfolio. The investment decisions for the Funds typically are made jointly by Mr. Patton, Mr. Demas and Mr. Rosebrough, although Mr. Patton has ultimate decision-making authority with respect to such decisions

Troy C. Patton, Managing Director of the Advisor, serves as the portfolio manager of the Funds and has primary responsibility for making investment decisions for the Funds (“Portfolio Manager”). As of August 31, 2019, the Portfolio Manager was responsible for the management of the following types of accounts in addition to the Fund:

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Troy C. Patton	Investment Companies: 4 Pooled Investment Vehicles: 0 Other Accounts: 1200	$80,000,000 N/A $220,000,000	N/A N/A N/A	N/A N/A N/A

Mr. Patton is entitled to receive a share of the net profits, if any, of the Advisor’s operations, as determined from time to time by the Advisor.  As of August 31, 2019, Mr. Patton beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Troy C. Patton	Archer Balanced Fund $100,001-$500,000 Archer Income Fund $100,001-$500,000 Archer Stock Fund $50,001-$100,000 Archer Dividend Growth Fund $100,001-$500,000 Archer Focus Fund

As of August 31, 2019, Mr. Demas, jointly responsible for the Funds’ portfolio management, was also responsible for the management of the following types of accounts, in addition to the Funds:

Portfolio Manager	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Steven Demas	Investment Companies: 4 Pooled Investment Vehicles: 0 Other Accounts: 162	$80,000,000 N/A $12,500,000	N/A N/A N/A	N/A N/A N/A

Mr. Demas is entitled to receive a share of the net profits, if any, of the Advisor’s operations, as determined from time to time by the Advisor.  As of August 31, 2019, Mr. Demas beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
Steve Demas	Archer Balanced Fund $10,001 - $50,000 Archer Dividend Growth Fund $10,001 - $50,000 Archer Stock Fund $10,001 - $50,000 Archer Income Fund None Archer Focus Fund

As of August 31, 2019, Mr. Rosebrough, is jointly responsible for the Funds’ portfolio management, was also responsible for the management of the following types of accounts.

Portfolio Manager	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
John Rosebrough	Investment Companies: 4 Pooled Investment Vehicles: 0 Other Accounts: 14	$80,000,000 N/A $21,000,000	N/A N/A N/A	N/A N/A N/A

Mr. Rosebrough is entitled to receive a share of the net profits, if any, of the Advisor’s operations, as determined from time to time by the Advisor.  As of August 31, 2019, Mr. Rosebrough the Portfolio Managers beneficially owned shares of the Fund as follows:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
John Rosebrough	Archer Balanced Fund $10,001- $50,000 Archer Income Fund None Archer Stock Fund None Archer Dividend Growth Fund None Archer Focus Fund

As set forth above, the Portfolio Managers provides investment advisory and other services to clients other than the Fund.  In addition, the Portfolio Managers may carry on investment activities for their own account(s) and/or the accounts of immediate family members.  The Fund has no interest in these activities.  As a result of the foregoing, the Portfolio Managers are engaged in activities other than on behalf of the Fund. Conflicts may arise as a result of the Portfolio Managers’ differing economic interests in respect of such activities, such as with respect to allocating investment opportunities. For example, the Portfolio Managers may manage such other accounts on terms that are more favorable than the terms on which the Advisor manages the Fund, such as in cases where the Advisor receives higher fees from the other accounts than the management fee received from the Fund.

There may be circumstances under which the Portfolio Managers will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the Portfolio Managers commit to such investment.  There also may be circumstances under which the Portfolio Managers purchase or sell an investment for the other accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for the other accounts.

It is generally the Advisor’s policy that investment decisions for all accounts managed by the Portfolio Managers be made based on a consideration of the accounts’ respective investment objectives and policies, and other needs and requirements affecting the accounts; and that investment transactions and opportunities be fairly allocated among the Fund and other accounts.  For example, the Advisor has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Advisor.  When feasible, the Portfolio Managers will group or block various orders to more efficiently execute orders and reduce commissions in order to benefit the Fund and other client accounts.  In the event that the Advisor wants to purchase or sell the same security for the Fund and multiple client accounts on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata, average price per share basis.  To the extent that the Fund and another of the Advisor’s clients seek to acquire the same security at the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time.  Pursuant to the Code of Ethics adopted by the of the Trust and the Advisor, the Portfolio Managers are prohibited from effecting transactions for their personal accounts which are contrary to recommendations being made to the Fund. In addition, the Portfolio Managers are prohibited from competing with the Fund in connection with such transactions.

MANAGEMENT AGREEMENT APPROVAL

Archer Investment Corporation (“AIC” or “Advisor”) is retained to manage the investments comprising the portfolios of the following series (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Archer Investment Series Trust (the “Trust”): the Archer Balanced Fund  (the “Balanced Fund”), the Archer Stock Fund (the “Stock Fund”), the Archer Income Fund (the “Income Fund”),and the Archer Dividend Growth Fund (the “Dividend Growth Fund”), (collectively hereinafter referred to as the “Funds”) pursuant to the Management Service Agreement and Expense Limitation Agreement (the “Agreements”) between the Advisor and the Trust with respect to the Funds. At the in-person regular meeting of the Board of Trustees (the “Board”) of the Trust that was held on August 12, 2019, the Independent Trustees, trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”) as such are defined under the Investment Company Act of 1940, after a lengthy discussion of the continuation of the Agreements between AIC and the Trust on behalf of its respective Funds, unanimously approved the renewal of the Agreements for another one year term.

With the assistance and advice of counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the engagement process. In addition, they received a memorandum from counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision regarding the engagement.   In particular, counsel discussed the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether the advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) the Advisor’s practices regarding possible conflicts of interest.  Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing these factors and reaching its decisions, the Independent Trustees took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented pursuant to their request in connection with the annual renewal process. The Board, requested and was provided information and reports relevant to the annual renewal of the Agreement, including: (i) reports regarding the services and organizational support provided to the Funds and their shareholders by AIC; (ii) quarterly assessments of the investment performance of the Funds by personnel of AIC; (iii) commentary on each Fund’s performance; (iv) presentations by the Funds’ portfolio manager of AIC’s investment philosophy, investment strategy, personnel and operations; (v) the Funds and AIC compliance and audit reports; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of AIC; and (vii) a memorandum from the Funds’ legal counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors and corresponding relevant information that should be considered by the Board in order to make an informed decision.  The Board also requested and received materials prepared by AIC (“AIC 15(c) Response”), including, without limitation: (i) documents containing information about AIC; (ii) a description of personnel and the services provided to each Fund; (iii) information on investment advice, performance; (iv) summaries of fund expenses, compliance program, current legal matters, and other general information; (v) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (vi) the effect of each Fund’s size on its performance and expenses; (vii) benefits to be realized by AIC from its relationship with the Funds, and (viii) the Advisor’s practices regarding possible conflicts of interest.

The Independent Trustee did not identify any single piece of information that was most relevant to its consideration to approve the continuation of each Fund’s Management Services Agreement and each Independent Trustee may have afforded different weight to the various factors that are specifically required to be considered for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by AIC.  In considering the nature, extent, and quality of the services provided by AIC, the Trustees reviewed the responsibilities of AIC under each Agreement. The Trustees reviewed the services being provided by AIC to each Archer Fund including, without limitation: the quality of AIC investment advisory services (including research and recommendations with respect to portfolio securities) and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted AIC’s continuity of, and commitment to retain and enhance, qualified personnel; and AIC’s continued cooperation with the Independent Trustees, the chief compliance officer and Legal Counsel for the Funds. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of AIC, and they served the Trust without additional compensation. The Trustees noted the continued efforts of AIC in marketing the Funds; its efforts to expand the Archer Investment Series Trust with the establishment of the Archer Dividend Growth Fund; and their continued desire to expand its reach through advisor representatives and the Archer brand.  After reviewing the foregoing information and further information in the materials provided by AIC (including AIC’s Form ADV), the Board concluded that the nature, extent, and quality of the services provided by AIC were of high quality, reasonable and consistent with the Board's expectations and those set forth in the current and proposed Management Services Agreement.

Investment Performance of the Funds and AIC.  In considering the investment performance of the Funds and AIC, the Trustees compared the short and long-term performance of each Fund. The Trustees also considered the consistency of AIC’s management of the Funds with the investment objectives and policies along with the overall performance of each Archer Fund under the Trust along with the materials which the Board has reviewed at each quarterly Board meeting throughout the current fiscal year-to-date.

Overall, the Trustees concluded that the performance of each Fund was acceptable, although the Trustees will continue to monitor each Fund’s performance against its benchmark and peer group.

Costs of the Services to be provided and Profits to be Realized by AIC.  In considering the costs of the services to be provided and profits to be realized by AIC from the relationship with the Funds, the Trustees considered: (1) AIC’s financial condition (as reported by the company) and the level of commitment to the Funds and by the principals of AIC; (2) the increasing asset levels of the Funds; (3) the overall expenses of the Funds; (4) the nature and frequency of advisory fee payments; and (5) the newly formed Archer Dividend Growth Fund. The Trustees also considered potential benefits for AIC in managing the Funds including the newly formed Archer Dividend Growth Fund. The Trustees noted that AIC is profitable with regard to its relationship with the Funds. The Trustees noted that the Funds’ advisory fees remain slightly higher than other funds, however they did recognize that AIC reduced the expense limitation on the Income Fund during this fiscal year and is seeking to reduce the expense limitation on the Stock and Balanced Funds in the upcoming fiscal year.  AIC’s desire to remain competitive is reflected in its desire to reduce the fees to the shareholders.  The Trustees concluded that given the relatively small asset levels of the Funds, it would be difficult for any adviser to operate the Funds at average cost levels and that AIC had put forth efforts to control the operating expenses of the Funds and increase the assets. The Trustees noted AIC’s continued efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to AIC by the Funds and the profits to be realized by AIC, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by AIC.

Economies of Scale.   The Board, including the Independent Trustees, also considered whether there have been any economies of scale with respect of the management of the Archer Funds and whether there is potential for realization of any further economies of scale having multiple funds for which the Advisor manages. In doing so, the Board considered the potential benefits for the Adviser in managing multiple series under the Archer Investment Series Trust, including promotion of the Adviser’s name, the ability for the Adviser to place small accounts into one of the Archer Funds.  After comparing the fees under the Management Services Agreement with those paid by comparable funds and considering all the foregoing, the Board concluded that the management fees to be paid to the Adviser by each Fund were fair and reasonable in relation to the nature and quality of the services provided by AIC.

Advisor’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser.  In considering AIC’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis of decisions to buy or sell securities for the Funds and/or AIC’s other accounts; and the substance and administration of AIC’s code of ethics. The Trustees also noted that AIC may enjoy some enhanced status as an investment adviser to a larger family of registered mutual funds. Based on the foregoing, the Board determined that AIC’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Conclusion.  Having requested and received such information from the Adviser as the Independent Trustees of the Board of Trustees believed to be reasonably necessary to evaluate renewing the Management Services Agreement, and as assisted by the advice of legal counsel, the Board, including the Independent Trustees, using their reasonable business judgment, concluded that the overall arrangement provided under the terms of the Management Services Agreement was a reasonable business arrangement and that renewal of the Management Services Agreement was in the best interests of the Trust and each Fund’s shareholders.

TRUSTEES AND OFFICERS

The management and affairs of the Fund are supervised by the Board of Trustees.  The Board of Trustees consists of three (3) individuals.  The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Ohio in this regard.  The Board of Trustees establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.  The Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

BOARD LEADERSHIP STRUCTURE

The Trust is a series trust comprised of individual series, or mutual funds, managed by unaffiliated investment Advisors.  The Board of Trustees is comprised of two (2) Independent Trustees: Mr. Donald Orzeske and Mr. David Miller and one Interested Trustee, Mr. Troy C. Patton.  The Trust’s Chairman, Mr. Orzeske, is a disinterested person.

The Board of Trustees has established three standing committees – the Audit Committee, the Fair Value Committee, and the Nominating Committee.  All Independent Trustees are members of the Audit Committee, Fair Value Committee, and the Nominating Committee.  Inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes.

In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  The Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth in the subsection “Director Qualifications” below.  The Board of Trustees reviews its leadership structure regularly.  The Board of Trustees believes that its leadership structure is appropriate given the characteristics and circumstances of the Trust, including:  the unaffiliated nature of the investment Advisor and the fund(s) managed by such Advisor; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of the of the Trust’s underlying funds.

The Board of Trustee’s role is one of oversight rather than day-to-day management of any of the Trust’s underlying funds.  The Trust’s Audit Committee assists with this oversight function.  The Board of Trustee’s oversight extends to the Trust’s risk management processes.  Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

The Investment Advisor managing the Trust’s underlying fund report to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s underlying fund.  The investment Advisor reports to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s underlying funds.

The Board of Trustees has appointed Brandon Pokersnik, the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings.  In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures.  The CCO, together with the Trust’s Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its underlying funds during Board of Trustee meetings.  The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk.  The CCO and/or other officers of the Trust report to the Board of Trustees, including the independent board members, which members are also members of the Audit and Compliance Committee, if any material risk issues arise in between Board meetings. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

The following table provides information regarding the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”).

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Trustees
David Miller 9000 Keystone Crossing, #630 Indianapolis, IN 46240 (DOB – 08/04/47)	Trustee	Indefinite Term; Since January 2010	General Securities Corp. – President; 1982-Present	Four	None
Donald G. Orzeske, J. D. 9000 Keystone Crossing, #630 Indianapolis, IN 46240 (DOB – 5/18/55)	Trustee	Indefinite Term; Since January 2010	GOODIN, ORZESKE & BLACKWELL, P.C. - Attorney at Law – Shareholder - 2000-Present	Four	None

* The Trust currently consists of four (5) series.

The following table provides information regarding the Trustee who is an “interested person” of the Trust, and the officers of the Trust.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Trustee and Officers
Troy Patton 9000 Keystone Crossing, #630 Indianapolis, IN 46240 DOB: 4/10/1969	President & Trustee	Indefinite Term; since January 2010	Archer Investment Corporation, Inc. – President. (July 2005 – Present) Patton and Associates, LLC – Managing Partner. (January 2005 – Present)	Three	None
Charles R. Ropka, Esq. 215 Fries Mill Road, Turnersville, NJ 08012 DOB: 10/21/1963	Secretary	Indefinite Term; since September 2010	Attorney, Law Office of C. Richard Ropka, LLC, since 2008	N/A	N/A
Brandon Pokersnik 800 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 DOB: 1978	Chief Compliance Officer	Indefinite Term; since November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012	N/A	N/A
Umberto Anastasi 8000 Town Centre Drive, Ste. 400, Broadview Heights, OH 44147 DOB: 9/27/1974	Treasurer	Indefinite Term; since September 2010 to present	From 1999 to present, Vice President, Mutual Shareholder Services, LLC	N/A	N/A

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Trustee and Officers
Troy Patton 9000 Keystone Crossing, #630 Indianapolis, IN 46240 DOB: 4/10/1969	President & Trustee	Indefinite Term; since January 2010	Archer Investment Corporation, Inc. – President. (July 2005 – Present) Patton and Associates, LLC – Managing Partner. (January 2005 – Present)	Three	None
Charles R. Ropka, Esq. 215 Fries Mill Road, Turnersville, NJ 08012 DOB: 10/21/1963	Secretary	Indefinite Term; since September 2010	Attorney, Law Office of C. Richard Ropka, LLC, since 2008	N/A	N/A
Brandon Pokersnik 800 Town Centre Drive, Suite 400, Broadview Heights, OH 44147 DOB: 1978	Chief Compliance Officer	Indefinite Term; since November 2017 to present	Accountant, Mutual Shareholder Services, LLC, since 2008, Attorney, Mutual Shareholder Services, LLC, since June 2016, Owner/President, Empirical Administration, LLC, since September 2012	N/A	N/A
Umberto Anastasi 8000 Town Centre Drive, Ste. 400, Broadview Heights, OH 44147 DOB: 9/27/1974	Treasurer	Indefinite Term; since September 2010 to present	From 1999 to present, Vice President, Mutual Shareholder Services, LLC	N/A	N/A

*   The Trust currently consists of four (4) series.

Trustee Qualifications

The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board of Trustees’ conclusion that the individual identified above is qualified to serve as a Trustee of the Trust.

Mr. Orzeske is an attorney admitted to practice law in the State of Indiana.  Mr. Orzeske, among other areas of legal practice, is an experienced civil litigator with experience in corporate matters.  His legal and business experience provides the Board with insight into the corporate industry and their duties and standards of care as well as legal procedures related to the Board’s responsibilities.

Mr. Miller has significant professional experience in the financial industry and in particular, operating a broker-dealer which has provided him with tremendous insight into the corporate governance and financial aspects of the securities industry.

Messrs. Orzeske and Miller possess an understanding of accounting principles and financial statements as well as the internal controls and procedures for financial reporting. They have experience in preparing analyzing and evaluating financial statements and are therefore qualified to handle the breadth and complexity of issues that can reasonably expected to be raised by the Fund’s financial statements.

Trustee Ownership of Fund Shares

(1)	(2)	(3)
Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Troy C. Patton	Archer Balanced Fund $100,001-$500,000 Archer Income Fund $100,001-$500,000 Archer Stock Fund $50,001-$100,000 Archer Dividend Growth Fund $100,001-$500,000 Archer Focus Fund	$100,001-$500,000
David Miller	Archer Balanced Fund - None Archer Income Fund - None Archer Stock Fund - None Archer Dividend Growth Fund - None Archer Focus Fund	None
Donald Orzeske	Archer Balanced Fund - None Archer Income Fund - None Archer Stock Fund - None Archer Dividend Growth - None Archer Focus Fund	None

Board Committees

Audit Committee.  Messrs. Miller and Orzeske serve on the Board’s Audit Committee.  The Board’s Audit Committee is a standing independent committee with a separate chair.  Mr. Miller serves as chair of the Audit Committee. The primary function of the Audit Committee, which also serves as the Trust’s Legal Compliance Committee, is to assist the full Board in fulfilling its oversight responsibilities to the shareholders and the investment community relating to fund accounting, reporting practices and the quality and integrity of the financial reports. To satisfy these responsibilities, the Audit Committee reviews with the independent auditors, the audit plan and results and recommendations following independent audits, reviews the performance of the independent auditors and recommends engagement or discharge of the auditors to the full Board, reviews the independence of the independent auditors, reviews the adequacy of the Funds’ internal controls and prepares and submits Committee meeting minutes and supporting documentation to the full Board. The Committee met four (4) times throughout the fiscal period ended August 31, 2019.

Nominating Committee.  The Trust has a Nominating Committee, which is comprised of the independent members of the Board of Trustees, Mr. Orzeske and Mr. Miller.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustees and meets only as necessary.

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning the such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.   The Committee did not meet during the fiscal year ending August 31, 2019.

Fair Value Committee.  The Trust has a Fair Value Committee.  The Fair Value Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Fair Value Committee is currently comprised of Mr. Orzeske and Mr. Miller, who the serve as an officer of the Trust.  The Fair Value Committee meets as necessary when a price for a portfolio security is not readily available.   The Committee did not meet during the fiscal year ending August 31, 2019.

Compensation of the Board of Trustees

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis.  Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its pro rata share of expenses based on the number of existing series in the Trust.  As a result, the amount paid by the Fund will increase or decrease as new series are added or removed from the Trust.

Independent Trustees	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex[1] Paid to Directors
David Miller, Trustee	$6,000	$0	$0	$6,000
Donald G. Orzeske, Trustee	$6,000	$0	$0	$6,000
Interested Trustees and Officers	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Directors
Troy C. Patton, Trustee	$0	$0	$0	$0

1The Trust currently consists of four (5) series.

The following officers and trustees own greater than 1% of the securities of the Archer Focus Fund as indicated.

ARCHER BALANCED FUND

Name and Address	% Ownership	Type of Ownership
Troy C. Patton, CPA/ABV, Trustee	1%	Individual and Joint

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Mutual Shareholders Services, LLC, subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TURNOVER

The portfolio turnover rate of the Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average of the portfolio, excluding from both the numerator and the denominator securities with the maturities at the time of acquisition of one year or less.  The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions (including with the Advisor’s affiliates), the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund.

Over-the-counter transactions may be placed with broker-dealers if the Advisor is able to obtain best execution (including commissions and price).  Over-the-counter transactions may also be placed directly with principal market makers. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other accounts.  More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account.  The management of multiple funds and accounts also may give rise to potential conflicts of interest if the Fund and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

-

With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction.  The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Fund. Securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

-

The appearance of a conflict of interest may arise where the Advisor has an incentive, such as a performance-based management fee. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Fund’s code of ethics will adequately address such conflicts.  One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares.  Because the portfolio manager’s compensation is indirectly linked to the sale of Fund shares, they may have an incentive to devote time to marketing efforts designed to increase sales of Fund shares.

-

Although the portfolio manager generally does not trade securities in their own personal account, the Fund has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts.  Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

To the extent, the Advisor and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures adopted will detect each and every situation in which a conflict arises.

CODE OF ETHICS

The Trust, the Advisor and the Fund’s Distributor have adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1(c) of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisors Act of 1940, as amended. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Trust, the Advisor or the Distributor, free of charge, by calling Mutual Shareholder Services, LLC at 1-800-494-2755. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

Pursuant to policies adopted by the Board, the Advisor is authorized to release Fund portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third-party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. Fund portfolio holdings also may be disclosed, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. Third party servicing agents generally are subject to an independent obligation not to trade on confidential information under their code of ethics and/or as a result of common law precedents; however, the Fund does not require an independent confirmation from the third parties that they will not trade on the confidential information.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings will be supplied within approximately 25 days after the end of the month. The

Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. The Fund’s website is at www.thearcherfunds.com. If the Fund’s website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Trust’s Chief Compliance Officer (“CCO”). The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the CCO, who will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

The Trust and the Fund’s Advisor have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees.

The Advisor’s policy provides that the Advisor generally will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock. The Advisor will vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting. For other proposals, the Advisor will determine whether a proposal is in the best interest of its clients and may take into account the following factors, among others: (i) whether the proposal was recommended by management and the Advisor’s opinion of management; (ii) whether the proposal acts to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Mutual Shareholder Services, LLC at 1-800-494-2755 or by writing to Mutual Shareholder Services, LLC, the Fund’s transfer agent, at 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240, Attn: Archer Investment Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three (3) days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities during the most recent 12-month period ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The price (net asset value) of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith according to guidelines established by the Board of Trustees. Investments in foreign securities and junk bonds are more likely to trigger fair valuation than other securities. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The Trust’s fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise.  Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than

60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets                 = Net Asset Value Per Share

Shares Outstanding

An example of how the Balanced Fund calculated its net asset value per share as of the last day of its last fiscal period is as follows:

$33,681,313              =

$12.71

2,649,111

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.

All dividends and distributions will be automatically reinvested in additional shares of the same Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Archer Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

The Fund calculates income dividends and capital gain distributions the same way for each Fund. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the Fund.

Tax Matters

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Tax Matters” section is based on the Internal Revenue Code (the “Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. Each Archer Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If a Fund qualifies, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, a Fund must satisfy the following requirements:

•

Distribution Requirement—the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•

Income Requirement—the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•

Asset Diversification Test—the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (IRS) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Each Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If a Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate may accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions—Capital gain dividends” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See “Foreign Shareholders—U.S. withholding tax at the source” below.

Capital loss carryovers. The capital losses of a Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see “Taxation of Fund Distributions—Capital gain dividends” below).

A “qualified late year loss” includes:

(i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (post-October capital losses), and

(ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. The Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% (20% for certain high income taxpayers) or 25% depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.

Qualified dividend income for individuals. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of the Fund’s income dividends will be qualified dividend income eligible for taxation at capital gain rates.

Corporate dividends received deduction. Because the income of the Fund primarily is derived from investments earning interest rather than dividend income, generally none of the Fund’s income dividends will be eligible for the corporate dividends-received deduction.

Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund overestimates the income to be received from certain investments.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass-through tax credits to shareholders, the Fund may choose not to do so.

U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return. Net investment income does not include exempt-interest dividends.

Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and which are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable net asset value. When required to report cost basis, the Fund will calculate it using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. In general, average cost is the total cost basis of all your shares in an account divided by the total number of shares in the account. To determine whether short-term or long-term capital gains taxes apply, the IRS presumes you redeem your oldest shares first.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than average cost for covered shares.

In addition to the Fund’s default method of average cost, other cost basis methods offered by Archer, which you may elect to apply to covered shares, include:

•	First-In, First-Out—shares acquired first in the account are the first shares depleted.

•	Last-In, First-Out—shares acquired last in the account are the first shares depleted.

•	High Cost—shares acquired with the highest cost per share are the first shares depleted.

•	Low Cost—shares acquired with the lowest cost per share are the first shares depleted.

•

Loss/Gain Utilization—depletes shares with losses before gains, consistent with the objective of minimizing taxes. For shares that yield a loss, shares owned one year or less (short-term) will be depleted ahead of shares owned more than one year (long-term). For gains, long-term shares will be depleted ahead of short-term gains.

•

Specific Lot Identification—shareholder selects which lots to deplete at time of each disposition. Transaction amount must be in shares. If insufficient shares are identified at the time of disposition, then a secondary default method of first-in, first-out will be applied.

You may elect any of the available methods detailed above for your covered shares. If you do not notify the Fund of your elected cost basis method, the default method of average cost will be applied to your covered shares upon redemption. The cost basis for covered shares will be calculated separately from any shares for which cost basis information is not known by the Fund (noncovered shares) you may own. You may change or revoke the use of the average cost method and revert to another cost basis method if you notify the Fund by the date of the first sale, exchange, or other disposition of your covered shares. In addition, you may change to another cost basis method at any time by notifying the Fund, but only for shares acquired after the date of the change (the change is prospective). The basis of the shares that were averaged before the change will remain averaged after the date of the change.

With the exception of the specific lot identification method, Archer first depletes noncovered shares in first-in, first-out order before applying your elected method to your remaining covered shares. If you want to deplete your shares in a different order then you must elect specific lot identification and choose the lots you wish to deplete first. Shareholders that use the average cost method for noncovered shares must make the election to use the average cost method for these shares on their federal income tax returns in accordance with Treasury regulations. This election for noncovered shares cannot be made by notifying the Fund.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and, in the case of covered shares, to the IRS. However, the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required by the Code and Treasury regulations when reporting these amounts on their federal income tax returns. Shareholders remain solely responsible for complying with all federal income tax laws when filing their federal income tax returns.

If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to the reporting of cost basis and available elections for your account.

Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.

Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

Deferral of basis – any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund by January 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Exchange of shares of the Fund for shares of another Fund. The exchange of shares in one Fund for shares of another Fund is taxable for federal income tax purposes and the exchange will be reported as a taxable sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Shareholders should consult their tax advisors regarding the state and local tax consequences of an exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as

PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

If an MLP is treated as a partnership for U.S. federal income tax purposes (whether or not a QPTP), all or portion of the dividends received by a fund from the MLP likely will be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. Further, because of these accelerated deductions, on the disposition of interests in such an MLP, a fund likely will realize taxable income in excess of economic gain with respect to those MLP interests (or if the fund does not dispose of the MLP, the fund could realize taxable income in excess of cash flow with respect to the MLP in a later period), and the fund must take such income into account in determining whether the fund has satisfied its Distribution Requirement. A fund may have to borrow or liquidate securities to satisfy its Distribution Requirement and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the fund to sell securities or borrow money at such time. In addition, any gain recognized, either upon the sale of a fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a fund invests in MLPs, fund shareholders might receive greater amounts of distributions from the fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as PFICs or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a fund can invest in MLPs and will impact the amount, character, and timing of income recognized by the Fund.

Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS suspended the issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles. A change in the conversion ratio or conversion price of a convertible security on account of a dividend paid to the issuer’s other shareholders may result in a deemed distribution of stock to the holders of the convertible security equal to the value of their increased interest in the equity of the issuer. Thus, an increase in the conversion ratio of a convertible security can be treated as a taxable distribution of stock to a holder of the convertible security (without a corresponding receipt of cash by the holder) before the holder has converted the security.

Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws may require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:

•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders - Tax certification and backup withholding.”

Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (foreign shareholder), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.

Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends reported by the Fund to shareholders as:

•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;

•

capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends.

However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Amounts reported by the Fund to shareholders as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (QIE) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply), or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on the sale of shares in a QIE other than one that is domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a domestically-controlled QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.”

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Tax certification and backup withholding. Foreign shareholders may have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%) and, if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Certain payees and payments are exempt from backup withholding.

Foreign Account Tax Compliance Act (FATCA). Under FATCA, the Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE): (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000).

Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Please be aware that the U.S. tax information contained in this Statement of Additional Information is not intended or written to be used, and cannot be used, for the purpose of avoiding U.S. tax penalties.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments.  The Custodian acts as the Fund’s depository; safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of the assets under custody.  The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million.  The Custodian also receives various transaction-based fees.  The fees paid to the Custodian by the Fund are subject to a $250 monthly minimum fee per account.

FUND SERVICES

Mutual Shareholder Services, LLC (“MSS”), 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44148, acts as the Fund’s transfer agent, fund accountant and dividend disbursing agent.  Certain officers of the Trust are officers, employees, and/or members of management of MSS.

MSS maintains the records of the shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

In addition, MSS provides the Funds with fund accounting and transfer agency services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant and fund transfer agent, MSS receives a monthly fee from each Fund calculated on the total net assets and the total number of shareholders. MSS will also receive reimbursement from the fund for all reasonably incurred out-of-pocket expenses it incurs in conjunction with the performance of these services.

Archer Investment Corporation (“Archer”) provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Archer receives a monthly fee from the Fund equal to an annual rate of 0.50% of the Fund’s average daily net assets under $50 million, 0.07% of the Fund’s average daily net assets from $50 million to $100 million, 0.05% of the Fund’s average daily net assets from $100 million to $150 million, and 0.03% of the Fund’s average daily net assets over $150 million (subject to a minimum fee of $2,500 per month).

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Sanville & Company having its business address of 1514 Old York Road, Abington, PA  19001-2607 has been the Funds’ independent registered public accountants for the fiscal year ending August 31, 2011 to present.  Sanville & Company performs an annual audit of the Funds’ financial statements and provides financial, tax and accounting consulting services as requested.

COMPLIANCE SERVICES

Empirical Administration, LLC (“Empirical”), an affiliate of Mutual Shareholder Services, LLC and the distributor, Arbor Court Capital, LLC, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between Empirical and the Trust. Empirical’s compliance services consist primarily of reviewing and assessing the policies and procedures of the Trust and its service providers pertaining to compliance with applicable federal securities laws, including Rule 38a-1 under the 1940 Act. For the compliance services rendered to the Funds, the Funds pay Empirical a fee of $500 per month.

LEGAL COUNSEL

The Ropka Law, LLC, 215 Fries Mill Road, Turnersville, New Jersey 08012, serves as counsel for the Trust and the independent Trustees.

DISTRIBUTOR

The Funds’ Distributor is Arbor Court Capital, LLC (the “Distributor”), located at 2000 Auburn Drive, Suite 120, Beachwood, Ohio 44122.  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is be a member of FINRA. The offering of the Funds' shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, uses its best efforts to distribute the Fund's shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Fund. The Underwriting Agreement will automatically terminate in the event of its assignment.

DISTRIBUTION (12B-1) PLAN

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast, in person, at a meeting on January 28, 2010 called for the purpose of, among other things, voting on such Plan.

The Plan provides that the Funds will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not currently activated and the plan will not be activated through December 31, 2019.

Additional Payments To Financial Intermediaries

A Fund may pay to financial intermediaries; the Advisor and their affiliates may pay out of their own resources and reasonable profits amounts (including items of material value) to certain financial intermediaries. While Financial Industry Regulatory (“FINRA”) regulations limit the sales charges that you may bear as a Fund shareholder, there are no limits with regard to the amounts that the Distributor, the Advisor and its affiliates may pay out of their own resources and reasonable profits. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor and their affiliates for any service the financial intermediary provides.

The following examples illustrate the types of instances in which the Distributor, the Advisor and their affiliates may make additional payments to a financial intermediary.

Supplemental Payments

Financial intermediaries may be paid fees out of the assets of the Advisor and their affiliates (but not out of Fund assets).

Financial intermediaries may receive fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, financial intermediaries may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the financial intermediary sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial intermediary.

Processing Support Payments

The Advisor and their affiliates may make payments to financial intermediaries that sell Fund Shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that they may make under this category include: payment of ticket charges on a per transaction basis; payment of networking fees; and payment for ancillary services such as setting up funds on the financial intermediaries' mutual fund trading system.

Retirement Plan Program Servicing Payments.

T

he Advisor and their affiliates may make payments to certain financial intermediaries who sell Fund Shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education; plan balance rollover or separation, or other similar services.

Other Benefits to Financial Intermediaries

From time to time, the Advisor and their affiliates, at their expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of Shares. Such compensation may include financial assistance to financial intermediaries that enable the Advisor and their affiliates to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Advisor and their affiliates also may hold or sponsor, at their expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The Advisor and their affiliates also may provide, at their expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as FINRA.

FINANCIAL STATEMENTS

A copy of each Fund’s Annual Report may be obtained upon request and without charge, on the Funds’ website (www.thearcherfunds.com) or by calling the Funds at the toll-free number listed on the cover page of this Statement of Additional Information. The financial statements and report of the independent registered public accounting firm required to be included in this SAI are hereby incorporated by reference to the Annual Report for the Fund for the fiscal year ended August 31, 2020.

ARCHER INVESTMENT SERIES TRUST

PART C

OTHER INFORMATION

Item 28.

Exhibits

(A)

Agreement and Declaration of Trust dated September 30, 2009 as filed with the State of Ohio on October 7, 2009 is incorporated herein by reference to Exhibit 28(A) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(i)

Amendment No. 1 to the Agreement and Declaration of Trust dated December 14, 2009 as filed with the State of Ohio on December 23, 2009 is incorporated herein by reference to Exhibit 28(A)(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(ii)

Amendment No. 2 to the Agreement and Declaration of Trust dated August 2, 2010 as filed with the State of Ohio on August 6, 2010 is incorporated herein by reference to Exhibit 28(A)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-163981) filed on November 24, 2010.

(iii)

Amendment No. 3 to the Agreement and Declaration of Trust dated May 16, 2016 filed with the State of Ohio is incorporated herein by reference to Exhibit 28(A)(iii) to Post-Effective Amendment No. 16 to the Registration State on Form N-1A (File No. 333-163981) filed on May 20, 2016.

(iv)

Amendment No. 4 to the Agreement and Declaration of Trust to be filed by subsequent amendment.

(B)

By-laws adopted as of December 1, 2009, is incorporated herein by reference to Exhibit 28(B) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(C)

Instruments Defining Rights of Security Holders – None. (other than in the Declaration of Trust and By-laws of the Registrant).

(D)

Investment Advisory Contracts:

(i)

Form of Registrant’s Management Services Agreement with the Archer Investment Corporation with regard to the Archer Balanced Fund is incorporated herein by reference to Exhibit 28(D)(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(a)

Form of Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund

i

is incorporated herein by reference to Exhibit 28(D)(i)(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

i.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund is incorporated herein by reference to Exhibit 28(D)(i)(a)(i) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 30, 2011.

ii.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund is incorporated herein by reference to Exhibit 28(D)(i)(a)(ii) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 28, 2012.

iii.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund is incorporated herein by reference to Exhibit 28(D)(i)(a)(iii) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 29, 2016.

(b)

Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Income Fund is incorporated herein by reference to Exhibit 28(D)(i)(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-163981) filed on November 24, 2010.

i.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Income Fund is incorporated herein by reference to Exhibit 28(D)(i)(b)(i) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 30, 2011.

ii.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Income Fund is incorporated herein by reference to Exhibit 28(D)(i)(b)(ii) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 28, 2012.

iii.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Income Fund is incorporated herein by reference to the exhibit to the 497 (File No. 333-163981) filed on September 30, 2015.

iv.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Income Fund is incorporated herein by reference to Exhibit 28(D)(i)(b)(iii) to Post-Effective Amendment No. 20 to the Registration

Statement on Form N-1A (File No. 333-163981) filed on December 29, 2016.

v.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Income Fund is incorporated herein by reference to Exhibit 28(D)(i)(b)(v) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 22, 2017.

(c)

Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Stock Fund is incorporated herein by reference to Exhibit 28(D)(i)(c) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-163981) filed on November 24, 2010.

i.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Stock Fund is incorporated herein by reference to Exhibit 28(D)(i)(c)(i) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 30, 2011.

ii.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Stock Fund is incorporated herein by reference to Exhibit 28(D)(i)(c)(i) to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 28, 2012.

iii.

Amended Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Stock Fund is incorporated herein by reference to Exhibit 28(D)(i)(c)(iii) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 29, 2016.

(d)

Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Dividend Growth Fund is incorporated herein by reference to Exhibit 28(D)(i)(d) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 29, 2016.

(e)

Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Focus Fund to be filed by subsequent amendment.

(f)

Side Letter Agreement with Archer Investment Corporation regarding fee waiver and expense reimbursement with respect to the Archer Multi Cap Fund to be filed by subsequent amendment.

(ii)

Amended Exhibit to the Management Services Agreement with the Archer Investment Corporation is incorporated herein by reference to Exhibit 28(D)(ii) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 333-163981) filed on May 20, 2016.

(iii)

Registrant’s Expense Limitation Agreement with Archer Investment Corporation is incorporated herein by reference to Exhibit 28(D)(iii) to Post-Effective Amendment No. 16 to the Registration State on Form N-1A (File No. 333-163981) filed on May 20, 2016.

(iv)

Second Amended Exhibit to the Management Services Agreement with the Archer Investment Corporation to be filed by subsequent amendment.

(E)

Underwriting Contracts

(i)

Registrant’s Distribution Agreement with Rafferty Capital Markets, LLC and Archer Investment Corporation is incorporated herein by reference to Exhibit 28(E)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 22, 2010.

(ii)

Registrant’s Tri-Party Distribution Agreement with Arbor Court Capital, LLC and Archer Investment Corporation is incorporated herein by reference to Exhibit 28(E)(i) to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 30, 2013.

(a)

Amended Schedule A to the Tri-Party Distribution Agreement with Arbor Court Capital, LLC and Archer Investment Corporation is incorporated herein by reference to Exhibit 28(E)(i)(a) to Post-Effective Amendment No. 16 to the Registration State on Form N-1A (File No. 333-163981) filed on May 20, 2016.

(b)

Second Amended Schedule A to the Tri-Party Distribution Agreement with Arbor Court Capital, LLC and Archer Investment Corporation to be filed by subsequent amendment.

(F)

Bonus or Profit Sharing Contracts – None.

(G)

Custodian Agreements.

(i)

Registrant’s Custody Agreement with Huntington National Bank is incorporated herein by reference to Exhibit 28(G)(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(a)

Amended Appendix B to the Custody Agreement with Huntington National Bank is incorporated herein by reference to Exhibit 28(G)(i)(a) to Post-Effective Amendment No. 18 to the Registration State on Form N-1A (File No. 333-163981) filed on August 30, 2016.

(b)

Second Amended Appendix B to the Custody Agreement with Huntington National Bank to be filed by subsequent amendment.

(H)

Other Material Contracts.

(i)

Administration Agreement with the Archer Investment Corporation with regard to the Archer Investment Series Trust is incorporated herein by reference to Exhibit 28(H)(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(a)

Amended Exhibit to the Administration Agreement with Archer Investment Corporation is incorporated herein by reference to Exhibit 28(H)(i)(a) to Post-Effective Amendment No. 16 to the Registration State on Form N-1A (File No. 333-163981) filed on May 20, 2016.

(b)

Second Amended Exhibit to the Administration Agreement with Archer Investment Corporation to be filed by subsequent amendment.

(ii)

Accounting Services Agreement with the Mutual Shareholder Services, LLC with regard to the Archer Investment Series Trust is incorporated herein by reference to Exhibit 28(H)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(iii)

Transfer Agent Agreement with the Mutual Shareholder Services, LLC with regard to the Archer Investment Series Trust is incorporated herein by reference to Exhibit 28(H)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(I)

Legal Opinion and Consent – Opinion and Consent of Law Office of C. Richard Ropka, LLC is incorporated herein by reference as Exhibit 28(I) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-163981) filed on March 22, 2010.

(i)

Consent of the Law Office of C. Richard Ropka, LLC is filed herewith.

(J)

Other Opinions:

(i)

Consent of Auditors is filed herewith.

(ii)

Powers of Attorney – is incorporated herein by reference to Exhibit 28(J)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-163981) filed on March 22, 2010.

(a)

Power of Attorney of Umberto Anastasi is incorporated herein by reference to Exhibit 28(J)(ii)(a) to Pre-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 30, 2015.

(K)

Omitted Financial Statement. None

(L)

Initial Capital Agreements. Letter of Investment Intent from Troy C. Patton dated December 23, 2009 file as Exhibit 28(L) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009 is incorporated herein by reference.

v

(M)

Form of Rule 12b-1 Distribution Plan for Archer Balanced Fund is incorporated herein by reference to Exhibit 28(M) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(i)

Rule 12b-1 Distribution Plan for Archer Income Fund is incorporated herein by reference to Exhibit 28(M)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-163981) filed on November 24, 2010.

(ii)

Rule 12b-1 Distribution Plan for Archer Stock Fund is to the Archer Income Fund is incorporated herein by reference to Exhibit 28(M)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-163981) filed on November 24, 2010.

(N)

Rule 18f-3 Plan – None.

(O)

Reserved.

(P)

Code of Ethics

(i)

Registrant’s Code of Ethics is incorporated herein by reference to Exhibit 28(P)(i) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(ii)

Code of Ethics for Principal Executive and Senior Financial is incorporated herein by reference to Exhibit 28(P)(ii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(iii)

Code of Ethics for Archer Investment Corporation is incorporated herein by reference to Exhibit 28(P)(iii) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 23, 2009.

(iv)

Code of Ethics for Arbor Court Capital, LLC is incorporated herein by reference to Exhibit 28(P)(iv) to Pre-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-163981) filed on December 30, 2015.

Item 29.

Persons Controlled by or Under Common Control with Registrant - None

Item 30.

Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Section 6.4. Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 31.

Business and Other Connections of the Investment Advisers

(a) Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy C. Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the FINRA’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

Item 32. Principal Underwriter.

(a) The Registrant’s principal underwriter acts as principal underwriter for the following registered investment companies:

AmericaFirst Quantitative Funds

Ancora Funds

Archer Investment Series Trust

Clark Fork Trust

Collaborative Investment Series Trust

Frank Funds

Gator Funds

Monteagle Funds

MSS Series Trust

Neiman Funds

Second Nature Series Trust

The MP63 Fund

(b)

The table below provides information for each director, officer or partner of the Distributor:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Gregory B. Getts	Chief Financial Officer, Financial Principal, President	None
David W. Kuhr	Chief Compliance Officer	None

*Messrs. Getts and Kuhr and located at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147.

(c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Commissions
None	None	None	None	None

Item 33.

Location of Accounts and Records

Archer Investment Corporation

9000 Keystone Crossing, Ste 630

Indianapolis, IN 46240

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Archer Balanced Fund, Archer Income Fund, Archer Stock Fund,

Archer Dividend Growth Fund & Archer Focus Fund

c/o Archer Investment Corporation

9000 Keystone Crossing, Ste 630

Indianapolis, IN 46240

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Archer Investment Corporation

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.

Undertakings:

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 30 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(a) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on October 3, 2019.

ARCHER INVESTMENT SERIES TRUST

By: /s/ Troy C. Patton

Troy C. Patton, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

By: /s/ Troy C. Patton

President/Trustee

October 3, 2019

Troy C. Patton

By: /s/ David Miller *

Trustee

October 3, 2019

David Miller

By: /s/ Donald Orzeske *

Trustee

October 3, 2019

Donald Orzeske

By: /s/ Umberto Anastasi *

Treasurer

October 3, 2019

Umberto Anastasi

* By: /s/ Troy C. Patton

Troy C. Patton, Attorney in Fact.

x

Exhibit Index

Exhibit 28(I)(i)	--	Consent of Counsel
Exhibit 28(J)	--	Consent of Auditors